Subsequent Events (Details)		1 Months Ended
	Jul. 15, 2016 USD ($) Loans	Jun. 20, 2016	Jul. 15, 2016 CNY (¥) Loans
Subsequent Events (Textual)
Reverse stock split ratio, Description		The Board of Directors approved a reverse stock split of the Company's issued and outstanding shares of common stock, par value $0.001 per share (the "Common Stock"), at a ratio of 1-for-2 (the "Reverse Stock Split").
Changes in capital structure, Description		The number of shares of the Company's authorized Common Stock was correspondingly reduced from 500,000,000 shares to 250,000,000 shares without changes in par value per share.
Subsequent Event [Member] | Moxian Shenzhen and Shenzhen Bayi [Member]
Subsequent Events (Textual)
Number of loan agreements	4		4
Loan borrowed	$ 207,244		¥ 1,377,000
Term of loan	1 year
Subsequent Event [Member] | Moxian Beijing and Xinhua Huifeng [Member]
Subsequent Events (Textual)
Loan borrowed	$ 97,828		¥ 650,000
Term of loan	1 year